Short-Term Debt	6 Months Ended
Mar. 31, 2026
Short-Term Debt [Abstract]
SHORT-TERM DEBT
7.	SHORT-TERM DEBT

The short-term debt was as follows:

	September 30, 2025	March 31, 2026
	RMB	RMB
	(audited)	(unaudited)
Short-term debt	32,533	34,105

During the six months ended March 31, 2026, the Company entered into loan agreements with certain third parties to borrow. The loans bore an interest rate of 3.85% per annum and payable in twelve months. During the six months ended March 31, 2026, the Company repaid nil loans to third parties.